Supplemental Consolidating Financial Information - Condensed Statement of Income (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Condensed Income Statements, Captions [Line Items]
Net sales	$ 763,836	$ 738,551	$ 825,847	$ 761,990	$ 747,997	$ 723,062	$ 812,171	$ 774,252	$ 3,090,224	$ 3,057,482	$ 3,078,337
Cost of sales	670,022	663,536	716,307	685,252	690,761	645,170	693,346	679,151	2,735,117	2,708,428	2,743,040
Selling, general and administrative									218,061	233,706	275,231
Depreciation									51,298	55,915	53,736
Amortization									9,368	9,366	9,418
Equity in (earnings) losses of investees									(2,750)	(258)	33,433
Transaction costs									51,266	0	0
Restructuring and relocation costs									460	480	35,429
Goodwill and trademark impairment									0	0	181,884
Operating income (loss)	(8,479)	(1,438)	36,733	588	(17,022)	1,153	40,576	25,138	27,404	49,845	(253,834)
Interest income									2,715	2,856	3,131
Interest expense									(61,896)	(61,144)	(45,299)
Loss on debt extinguishment									(521)	(6,275)	0
Other income (expense), net									(9,906)	3,522	(1,793)
Investments in and Advances to Affiliates, Dividend or Interest, Other									0
Income (loss) from continuing operations before income taxes									(42,204)	(11,196)	(297,795)
Income tax expense									(20,332)	(4,619)	(105,239)
Loss from continuing operations									(62,536)	(15,815)	(403,034)
Loss from discontinued operations, net of income taxes									0	0	(1,983)
Net loss	(37,813)	(17,956)	17,836	(24,603)	(31,478)	(17,814)	31,100	2,377	(62,536)	(15,815)	(405,017)
Reportable Legal Entities | CBII (Co-Issuer)
Condensed Income Statements, Captions [Line Items]
Net sales									0	0	0
Cost of sales									0	0	521
Selling, general and administrative									32,909	36,970	41,335
Depreciation									0	0	0
Amortization									0	0	0
Equity in (earnings) losses of investees									(63,586)	(48,128)	220,010
Transaction costs									51,266
Restructuring and relocation costs									460	(15)	11,065
Goodwill and trademark impairment											0
Operating income (loss)									(21,049)	11,173	(272,931)
Interest income									0	0	0
Interest expense									(21,735)	(22,563)	(27,167)
Loss on debt extinguishment									0	843	0
Other income (expense), net									0	1,037	320
Investments in and Advances to Affiliates, Dividend or Interest, Other									580
Income (loss) from continuing operations before income taxes									(42,204)	(11,196)	(299,778)
Income tax expense									(20,332)	(4,619)	(105,239)
Loss from continuing operations											(405,017)
Loss from discontinued operations, net of income taxes											0
Net loss									(62,536)	(15,815)	(405,017)
Reportable Legal Entities | CBLLC (Co-Issuer)
Condensed Income Statements, Captions [Line Items]
Net sales									955,302	789,846	707,939
Cost of sales									921,895	774,653	657,836
Selling, general and administrative									17,716	15,726	26,146
Depreciation									4,553	5,604	3,998
Amortization									0	0	0
Equity in (earnings) losses of investees									(96,919)	(97,089)	215,479
Transaction costs									0
Restructuring and relocation costs									0	353	6,391
Goodwill and trademark impairment											0
Operating income (loss)									108,057	90,599	(201,911)
Interest income									3	17	24
Interest expense									(36,707)	(36,913)	(17,813)
Loss on debt extinguishment									(521)	5,432	0
Other income (expense), net									0	(143)	(310)
Investments in and Advances to Affiliates, Dividend or Interest, Other									(7,246)
Income (loss) from continuing operations before income taxes									63,586	48,128	(220,010)
Income tax expense									(43,182)	19,461	(3,604)
Loss from continuing operations											(223,614)
Loss from discontinued operations, net of income taxes											0
Net loss									20,404	67,589	(223,614)
Reportable Legal Entities | Guarantor Subsidiaries
Condensed Income Statements, Captions [Line Items]
Net sales									1,214,555	1,231,560	1,248,854
Cost of sales									1,070,671	1,102,136	1,109,273
Selling, general and administrative									84,120	89,680	96,137
Depreciation									25,539	27,958	28,678
Amortization									9,342	9,342	9,394
Equity in (earnings) losses of investees									4,214	(24)	(929)
Transaction costs									0
Restructuring and relocation costs									0	145	13,182
Goodwill and trademark impairment											180,105
Operating income (loss)									20,669	2,323	(186,986)
Interest income									33	171	198
Interest expense									(2,989)	(1,630)	(80)
Loss on debt extinguishment									0	0	0
Other income (expense), net									300	180	1,028
Investments in and Advances to Affiliates, Dividend or Interest, Other									(274)
Income (loss) from continuing operations before income taxes									17,739	1,044	(185,840)
Income tax expense									749	(1,240)	17,855
Loss from continuing operations											(167,985)
Loss from discontinued operations, net of income taxes											0
Net loss									18,488	(196)	(167,985)
Reportable Legal Entities | Non-Guarantor Subsidiaries
Condensed Income Statements, Captions [Line Items]
Net sales									2,088,245	1,981,726	1,987,888
Cost of sales									1,910,031	1,777,275	1,842,302
Selling, general and administrative									83,316	91,330	111,613
Depreciation									21,206	22,353	21,060
Amortization									26	24	24
Equity in (earnings) losses of investees									(2,750)	(258)	33,433
Transaction costs									0
Restructuring and relocation costs									0	(3)	4,791
Goodwill and trademark impairment											1,779
Operating income (loss)									76,416	91,005	(27,114)
Interest income									2,679	2,668	2,909
Interest expense									(465)	(38)	(239)
Loss on debt extinguishment									0	0	0
Other income (expense), net									(10,206)	2,434	(2,283)
Investments in and Advances to Affiliates, Dividend or Interest, Other									6,542
Income (loss) from continuing operations before income taxes									74,966	96,069	(26,727)
Income tax expense									(19,704)	(7,619)	(17,553)
Loss from continuing operations											(44,280)
Loss from discontinued operations, net of income taxes											(1,983)
Net loss									55,262	88,450	(46,263)
Consolidating Eliminations
Condensed Income Statements, Captions [Line Items]
Net sales									(1,167,878)	(945,650)	(866,344)
Cost of sales									(1,167,480)	(945,636)	(866,892)
Selling, general and administrative									0	0	0
Depreciation									0	0	0
Amortization									0	0	0
Equity in (earnings) losses of investees									156,291	145,241	(434,560)
Transaction costs									0
Restructuring and relocation costs									0	0	0
Goodwill and trademark impairment											0
Operating income (loss)									(156,689)	(145,255)	435,108
Interest income									0	0	0
Interest expense									0	0	0
Loss on debt extinguishment									0	0	0
Other income (expense), net									0	14	(548)
Investments in and Advances to Affiliates, Dividend or Interest, Other									398
Income (loss) from continuing operations before income taxes									(156,291)	(145,241)	434,560
Income tax expense									62,137	(10,602)	3,302
Loss from continuing operations											437,862
Loss from discontinued operations, net of income taxes											0
Net loss									$ (94,154)	$ (155,843)	$ 437,862